Debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt due within one year	$ 420	$ 343
Long-term debt	6,215	6,280
Carrying value	$ 6,635	$ 6,623